Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 481,281	$ 58,653		$ 739,006
Inventory				18,501
Prepaid expenses	100,000
Deposits	16,942	16,942		16,942
TOTAL CURRENT ASSETS	598,223	75,595		835,402
NON-CURRENT ASSETS
Property and equipment, net	2,049	2,806		96,129
Right of use - asset	11,211	59,493		119,262
Intangible assets - acquired patents and license, net of amortization	15,920,319	15,232,617
TOTAL NON-CURRENT ASSETS	15,933,579	15,294,916		215,391
TOTAL ASSETS	16,531,802	15,370,511		1,050,793
CURRENT LIABILITIES
Accounts payable and accrued liabilities	526,964	837,501		140,765
Payroll tax liabilities	4,460			6,595
Notes payable		150,000
Right-of-use liability - operating lease	12,167	64,962		63,718
Other liabilities		373,000
TOTAL CURRENT LIABILITIES	804,275	1,425,463		211,078
LONG-TERM LIABILITIES
Right-of-use liability - operating lease				64,961
TOTAL LONG-TERM LIABILITIES				64,961
TOTAL LIABILITIES	804,275	1,425,463		276,039
COMMITMENTS AND CONTINGENCIES (SEE NOTE 11)
STOCKHOLDERS’ EQUITY
Common stock (par value $0.0001), 200,000,000 shares authorized, of which 13,883,103 and 3,245,641 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	1,389	325	[1]	148	[1]
Stock warrants	324,288	324,288
Subscription receivable		(1,150,000)
Additional paid in capital	53,283,483	34,785,749		12,002,779
Accumulated deficit	(37,877,913)	(20,004,486)		(11,228,173)
Accumulated other comprehensive loss	(2,079)	(9,845)
TOTAL STOCKHOLDERS’ EQUITY	15,729,266	13,946,129		774,754
Non-controlling interest	(1,739)	(1,081)
TOTAL STOCKHOLDERS’ EQUITY	15,727,527	13,945,048		774,754
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	16,531,802	15,370,511		1,050,793
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value
Series C Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value	98	98
Related Party [Member]
CURRENT ASSETS
Prepaid expenses				$ 60,953
CURRENT LIABILITIES
Notes payable	100,000
Other liabilities
Nonrelated Party [Member]
CURRENT LIABILITIES
Notes payable		150,000
Patent Purchase Payable [Member]
CURRENT LIABILITIES
Other liabilities	$ 160,684	$ 373,000

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 15 reverse stock split